Regulatory Matters - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended						12 Months Ended	1 Months Ended							3 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Jun. 30, 2005	Dec. 31, 2012	Apr. 30, 2012 MW	Dec. 31, 2012 Regulatory Asset [Member]	Dec. 31, 2012 Minimum [Member]	Apr. 30, 2012 Minimum [Member] MW	Dec. 31, 2012 Maximum [Member]	Apr. 30, 2012 Maximum [Member] MW	Dec. 31, 2012 Delmarva Power & Light Co/De [Member]	Nov. 29, 2012 Delmarva Power & Light Co/De [Member]	Jul. 31, 2012 Delmarva Power & Light Co/De [Member]	Jan. 31, 2012 Delmarva Power & Light Co/De [Member]	Dec. 31, 2011 Delmarva Power & Light Co/De [Member]	Jul. 03, 2012 Delmarva Power & Light Co/De [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Deferred Income Taxes Due to Customers [Member]	Feb. 28, 2013 Delmarva Power & Light Co/De [Member] Subsequent Event [Member]	Jul. 31, 2012 Delmarva Power & Light Co/De [Member] Actual [Member]	Dec. 31, 2011 Delmarva Power & Light Co/De [Member] Actual [Member]	Dec. 31, 2011 Delmarva Power & Light Co/De [Member] Expected [Member]	Nov. 30, 2012 Potomac Electric Power Co [Member]	Sep. 26, 2012 Potomac Electric Power Co [Member]	Jul. 31, 2012 Potomac Electric Power Co [Member]	Sep. 30, 2012 Potomac Electric Power Co [Member]	Mar. 30, 2011 Potomac Electric Power Co [Member]	Dec. 31, 2012 Potomac Electric Power Co [Member]	Dec. 31, 2011 Potomac Electric Power Co [Member]	Jul. 31, 2011 Potomac Electric Power Co [Member]	Dec. 31, 2012 Potomac Electric Power Co [Member] Hurricane Irene [Member]	Dec. 31, 2011 Potomac Electric Power Co [Member] Actual [Member]	Jul. 31, 2011 Potomac Electric Power Co [Member] Actual [Member]	Nov. 30, 2012 Potomac Electric Power Co [Member] Expected [Member]	Dec. 31, 2012 Potomac Electric Power Co [Member] Expected [Member]	Dec. 31, 2011 Potomac Electric Power Co [Member] Expected [Member]	Dec. 31, 2012 Potomac Electric Power Co [Member] Maximum [Member] Expected [Member]	Dec. 31, 2012 Atlantic City Electric Co [Member]	May 31, 2012 Atlantic City Electric Co [Member]	Feb. 24, 2012 Atlantic City Electric Co [Member]	Aug. 31, 2011 Atlantic City Electric Co [Member]	Dec. 31, 2012 Atlantic City Electric Co [Member] Distribution Rate [Member]	Dec. 31, 2012 Atlantic City Electric Co [Member] Recovery Charges [Member]	Oct. 23, 2012 Atlantic City Electric Co [Member] New Jersey Settlement [Member]	Oct. 23, 2012 Atlantic City Electric Co [Member] Hurricane Irene [Member] New Jersey Settlement [Member]	Feb. 24, 2012 Atlantic City Electric Co [Member] Maximum [Member]
Regulatory Matters [Line Items]
Transition bond maturity, lower range				2013
Transition bond maturity, upper range				2023
Return on assets						12.80%
Regulatory asset, amortization period, years							1		20
Depreciation reserve, amortization period, years			8 years 3 months
Effect of proposed change on gas cost rate	22.30%	5.60%
Requested rate change											$ 12.2				$ 31.8				$ 11.3	$ 23.5	$ 25.2		$ 24.0	$ 18.1					$ 42.0		$ 66.2	$ 39.0	$ 60.8		$ 68.4					$ 90.3			$ 44.0
Return on equity, percentage											10.25%	9.75%	9.81%		10.75%							10.25%	9.50%	9.31%				10.75%	10.75%								10.25%			10.75%			9.75%
Rate increase implemented												22.0		2.5				2.5
Contingent rate increase																22.3
State and local taxes collectible as per settlement agreement																	3.4
State and local taxes collectible as per settlement agreement, period																	3 years
Recover costs associated with AMI project																							9						9
Cost associated Hurricane Irene				33.0									4.6														9.9			2.0														7.7
Annual depreciation and amortization expenses													4.1											27.3
Recover in depreciation rates													4.3												8.8	9.7	18.5
Recovery of requested rate change																								1.6
Final rate increase																								16.5
Surcharge for recovery of costs																																		192
Proposed incentive for meeting enhanced reliability goals																																		1
Credit to customers																																				1
Requested rate change, net																																					70.4			54.6	72.1	1.7	28.0		74.3
Base rate change related to excess depreciation																																							16
Credit rider expected to expire																																							August 31, 2013
Base rate change related to increase in sales-and-use taxes																																							6.3				2.0
Base rate change related to excess depreciation																																											16
Projected deferred under-recovered balance related to non-utility generators																																						113.8
Overall annual rate increase of the projected deferred under-recovered balance related to non-utility generators																																						55.3
New power plant output					661			650		700
Capital expenditure incurred for terminated project				102
Capital expenditure placed in service				11
Transfer of materials to inventory				3
Capital expenditure reclassified to regulatory Asset				$ 88